Submission	Aug. 07, 2026
Submission [Line Items]
Central Index Key	0001295810
Registrant Name	Sunstone Hotel Investors, Inc.
Registration File Number	333-293886
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES